Schedule of Investments
May 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–69.95%
Australia–2.39%
Charter Hall Long Wale REIT	1,625,636	$4,755,787
Dexus	890,913	5,298,652
Mirvac Group	2,609,986	4,040,027
		14,094,466
Belgium–0.80%
Cofinimmo S.A.	26,990	3,679,688
VGP N.V.	7,749	1,008,494
		4,688,182
Canada–2.51%
Allied Properties REIT	121,100	3,518,176
Canadian Apartment Properties REIT	92,300	3,146,720
Killam Apartment REIT	88,100	1,082,654
SmartCentres REIT	231,700	3,382,482
Summit Industrial Income REIT	481,000	3,671,649
		14,801,681
Denmark–0.28%
Orsted A/S(a)	13,891	1,635,426
France–0.52%
ICADE	42,491	3,047,046
Germany–4.58%
Aroundtown S.A.	600,701	3,302,870
Deutsche Wohnen SE	102,886	4,601,910
Grand City Properties S.A.	106,846	2,421,833
Vonovia SE	289,179	16,683,680
		27,010,293
Hong Kong–3.42%
CK Asset Holdings Ltd.	640,000	3,517,985
Hang Lung Properties Ltd.	1,911,000	4,030,289
Link REIT	155,300	1,169,351
New World Development Co. Ltd.	5,666,000	5,732,115
Sino Land Co. Ltd.	1,892,000	2,210,699
Sun Hung Kai Properties Ltd.	302,000	3,493,537
		20,153,976
Italy–0.49%
Infrastrutture Wireless Italiane S.p.A.(a)	281,480	2,871,752
Japan–7.55%
Activia Properties, Inc.	999	3,403,950
Comforia Residential REIT, Inc.	913	2,763,241
Daiwa House REIT Investment Corp.	1,440	3,562,288
Daiwa Office Investment Corp.	378	2,207,405
Daiwa Securities Living Investments Corp.	1,981	1,819,042
Invincible Investment Corp.	3,754	953,420
Japan Prime Realty Investment Corp.	257	785,254
Japan Real Estate Investment Corp.	551	3,009,497
LaSalle Logiport REIT	2,180	3,255,857
Mitsui Fudosan Co. Ltd.	339,500	6,542,062
Mitsui Fudosan Logistics Park, Inc.	748	3,257,765
Shares		Value
Japan–(continued)
Mori Hills REIT Investment Corp.	1,143	$1,545,465
Nippon Accommodations Fund, Inc.	456	2,765,025
Nippon Building Fund, Inc.	294	1,845,008
Nippon Prologis REIT, Inc.	524	1,477,937
Nomura Real Estate Holdings, Inc.	89,000	1,649,791
Sumitomo Realty & Development Co. Ltd.	59,100	1,639,282
Tokyu Fudosan Holdings Corp.	396,400	2,012,526
		44,494,815
Mexico–0.77%
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	1,458,800	1,557,185
PLA Administradora Industrial, S. de R.L. de C.V.	1,196,800	1,494,482
Prologis Property Mexico S.A. de C.V.	765,984	1,456,698
		4,508,365
Singapore–3.02%
Ascendas REIT	1,705,932	3,794,973
CapitaLand Ltd.	2,255,600	4,633,248
City Developments Ltd.	245,400	1,344,445
Keppel DC REIT	1,138,000	2,075,663
Mapletree Commercial Trust	952,679	1,354,675
Mapletree Logistics Trust	3,157,700	4,601,561
		17,804,565
South Africa–0.08%
Equites Property Fund Ltd.	539,922	502,134
Spain–1.71%
Atlantica Sustainable Infrastructure PLC	171,979	4,505,850
Cellnex Telecom S.A.(a)	54,000	3,065,784
Merlin Properties SOCIMI S.A.	294,500	2,476,237
		10,047,871
Sweden–1.17%
Fabege AB	141,224	1,715,842
Hufvudstaden AB, Class A	79,329	1,023,156
Wihlborgs Fastigheter AB	258,301	4,165,158
		6,904,156
Switzerland–1.16%
Swiss Prime Site AG	73,247	6,829,903
United Kingdom–2.97%
Assura PLC	1,559,392	1,521,289
Big Yellow Group PLC	201,036	2,489,211
Derwent London PLC	20,160	734,298
GCP Student Living PLC	678,726	1,165,111
Regional REIT Ltd.(a)	797,609	763,450
Segro PLC	360,862	3,756,185
Stenprop Ltd.	508,412	627,075
Tritax Big Box REIT PLC	3,742,977	6,434,660
		17,491,279
United States–36.53%
Agree Realty Corp.	107,526	6,749,407

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Shares		Value
United States–(continued)
American Homes 4 Rent, Class A	379,766	$9,585,294
American Tower Corp.	32,010	8,264,022
Americold Realty Trust	260,595	9,305,847
AvalonBay Communities, Inc.	51,949	8,104,563
Boston Properties, Inc.	111,775	9,610,414
CareTrust REIT, Inc.	62,635	1,166,890
Crown Castle International Corp.	46,970	8,086,355
CyrusOne, Inc.	59,045	4,389,405
Digital Realty Trust, Inc.	84,801	12,174,032
Dominion Energy, Inc.	41,157	3,498,757
Duke Realty Corp.	260,231	8,972,765
Essential Properties Realty Trust, Inc.	75,759	1,033,353
Extra Space Storage, Inc.	7,030	680,153
Four Corners Property Trust, Inc.	103,174	2,230,622
Gaming and Leisure Properties, Inc.	33,166	1,145,554
Healthpeak Properties, Inc.	332,133	8,183,757
Hilton Worldwide Holdings, Inc.	16,130	1,279,270
Hudson Pacific Properties, Inc.	287,968	6,960,187
Invitation Homes, Inc.	351,910	9,255,233
Life Storage, Inc.	103,845	10,122,811
Marriott International, Inc., Class A	13,489	1,193,776
Medical Properties Trust, Inc.	87,275	1,577,932
Mid-America Apartment Communities, Inc.	26,678	3,104,252
National Retail Properties, Inc.	186,556	5,855,993
Omega Healthcare Investors, Inc.	71,408	2,223,645
Pebblebrook Hotel Trust	77,369	1,056,861
Prologis, Inc.	220,741	20,197,801
QTS Realty Trust, Inc., Class A	35,548	2,438,593
Regency Centers Corp.	27,446	1,174,414
RLJ Lodging Trust	313,524	3,232,432
STAG Industrial, Inc.	330,390	8,887,491
Sun Communities, Inc.	54,142	7,427,741
Sunstone Hotel Investors, Inc.	214,709	1,900,175
UDR, Inc.	63,087	2,332,957
Ventas, Inc.	299,091	10,453,230
VICI Properties, Inc.	322,430	6,326,077
Vornado Realty Trust	53,583	1,940,240
Weyerhaeuser Co.	153,457	3,098,297
		215,220,598
Total Common Stocks & Other Equity Interests (Cost $419,807,651)		412,106,508
Preferred Stocks–24.45%
United States–24.45%
American Homes 4 Rent, 6.50%, Series D, Pfd.	427,366	11,111,516
American Homes 4 Rent, 6.35%, Series E, Pfd.	357,532	9,381,640
American Homes 4 Rent, 5.88%, Series F, Pfd.	230,249	5,864,442
American Homes 4 Rent, 5.88%, Series G, Pfd.	74,800	1,890,944
American Homes 4 Rent, 6.25%, Series H, Pfd.	150,725	3,986,676
Crown Castle International Corp., 6.88%, Series A, Conv. Pfd.	8,636	13,136,220
Shares		Value
United States–(continued)
Digital Realty Trust, Inc., 6.63%, Series C, Pfd.	109,900	$2,882,677
Digital Realty Trust, Inc., 6.35%, Series I, Pfd.	312,800	8,017,064
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	136,500	3,529,890
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	115,000	2,937,100
Dominion Energy, Inc., 7.25%, Series A, Conv. Pfd.	32,660	3,422,115
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.	195,800	981
EnLink Midstream Partners L.P., 6.00%, Series C, Pfd.	4,425,000	1,305,375
National Retail Properties, Inc., 5.20%, Series F, Pfd.	345,608	8,152,893
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	154,600	4,144,826
Pebblebrook Hotel Trust, 6.50%, Series C, Pfd.	173,470	3,719,197
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	207,361	4,427,157
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	131,162	2,825,229
Public Storage, 4.95%, Series D, Pfd.	231,300	5,907,402
Public Storage, 5.15%, Series F, Pfd.	13,700	358,940
QTS Realty Trust, Inc., 7.13%, Series A, Pfd.	235,373	6,463,342
QTS Realty Trust, Inc., 6.50%, Series B, Conv. Pfd.	17,000	2,592,160
Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	89,300	2,274,176
SL Green Realty Corp., 6.50%, Series I, Pfd.	140,949	3,659,036
STAG Industrial, Inc., 6.88%, Series C, Pfd.	110,300	2,907,861
Summit Hotel Properties, Inc., 6.25%, Series E, Pfd.	252,049	4,461,267
Sunstone Hotel Investors, Inc., 6.95%, Series E, Pfd.	139,400	3,404,148
Sunstone Hotel Investors, Inc., 6.45%, Series F, Pfd.	103,300	2,494,695
VEREIT, Inc., 6.70%, Series F, Pfd.	407,994	10,293,689
Vornado Realty Trust, 5.40%, Series L, Pfd.	189,600	4,391,136
Vornado Realty Trust, 5.25%, Series M, Pfd.	177,600	4,088,352
Total Preferred Stocks (Cost $143,741,821)		144,032,146
Money Market Funds–5.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(b)(c)	10,746,819	10,746,819
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(b)(c)	8,782,373	8,790,277
Invesco Treasury Portfolio, Institutional Class, 0.08%(b)(c)	12,282,079	12,282,079
Total Money Market Funds (Cost $31,809,610)		31,819,175
TOTAL INVESTMENTS IN SECURITIES—99.80% (Cost $595,359,082)		587,957,829
OTHER ASSETS LESS LIABILITIES–0.20%		1,157,449
NET ASSETS–100.00%		$589,115,278
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $9,893,597, which represented 1.68% of the Fund’s Net Assets.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,381,957	$65,212,175	$(63,847,313)	$-	$-	$10,746,819	$91,059
Invesco Liquid Assets Portfolio, Institutional Class	6,698,225	48,238,385	(46,152,409)	9,410	(3,334)	8,790,277	80,667
Invesco Treasury Portfolio, Institutional Class	10,722,237	74,528,200	(72,968,358)	-	-	12,282,079	100,367
Total	$26,802,419	$187,978,760	$(182,968,080)	$9,410	$(3,334)	$31,819,175	$272,093

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$14,094,466	$—	$14,094,466
Belgium	—	4,688,182	—	4,688,182
Canada	14,801,681	—	—	14,801,681
Denmark	—	1,635,426	—	1,635,426
France	—	3,047,046	—	3,047,046
Germany	—	27,010,293	—	27,010,293
Hong Kong	—	20,153,976	—	20,153,976
Italy	—	2,871,752	—	2,871,752
Japan	—	44,494,815	—	44,494,815
Mexico	1,494,482	3,013,883	—	4,508,365
Singapore	—	17,804,565	—	17,804,565
South Africa	—	502,134	—	502,134
Spain	4,505,850	5,542,021	—	10,047,871
Sweden	—	6,904,156	—	6,904,156
Switzerland	—	6,829,903	—	6,829,903
United Kingdom	—	17,491,279	—	17,491,279
United States	357,947,369	1,305,375	—	359,252,744
Money Market Funds	31,819,175	—	—	31,819,175
Total Investments	$410,568,557	$177,389,272	$—	$587,957,829
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Real Estate Income Fund